Intangible Assets (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets		$ 22.3	$ 24.0	$ 27.1
Industrial Gases Americas [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairment charge	$ 4.9